SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 4,810	$ 4,982
Gross profit	2,791	2,836
Research and development expenses	389	332
Selling and marketing expenses	839	922
Segments Profitability	1,165	749
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,769	1,776
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,170	2,621
Gross profit	999	1,284
Research and development expenses	136	111
Selling and marketing expenses	279	374
Segments Profitability	584	799
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,152	1,956
Gross profit	1,871	1,678
Research and development expenses	229	215
Selling and marketing expenses	457	486
Segments Profitability	$ 1,185	$ 977